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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                      DIRECTOR IMMEDIATE VARIABLE ANNUITY

                     SUPPLEMENT DATED MARCH 13, 1998 TO THE
                 VARIABLE ANNUITY WITH RESPECT TO THE DIRECTOR
         IMMEDIATE VARIABLE ANNUITY PROSPECTUS DATED NOVEMBER 12, 1997

The first sentence of the second paragraph under the section entitled "The Assumed Investment Return" should be deleted and replaced with the following:

    Subject to state approval, the Contract permits Contract Owners to select one of three Assumed Investment Returns: 3%, 5%, or 6%.

The third sentence of the sub-section entitled "Assumed Investment Return" under "Illustrations of Annuity Payments Assuming Hypothetical Rates of Return" should be deleted and replaced with the following:

    Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract.

The third sentence of the sub-section entitled "Assumed Investment Return" under "Illustrations of Annuity Payments Using Historic Rates of Return" should be deleted and replaced with the following:

    Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract.

HV-2242